RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Period after end of month when related party balances are paid or received	30 days
Related Party [Member] | Leasing of Office and Laboratory Space [Member]
Related Party Transactions [Abstract]
Payments to related party	$ 322	$ 322	$ 322
4C [Member] | Leasing of Office and Laboratory Space [Member]
Related Party Transactions [Abstract]
Payments to related party	148	155	224
4C [Member] | Prefunding of Acquisition of Certain Shared Capital Assets [Member] | Other Assets [Member]
Related Party Transactions [Abstract]
Payments to related party	0	738
4C [Member] | Monthly Services Under Amended and Restated Technology Services Agreement [Member]
Related Party Transactions [Abstract]
Related party expenses	2,009	1,516	$ 2,214
4C [Member] | Monthly Services Under Amended and Restated Technology Services Agreement [Member] | Prepaid Expenses and Other Current Assets [Member]
Related Party Transactions [Abstract]
Due from related parties	0	13
4C [Member] | Monthly Services Under Amended and Restated Technology Services Agreement [Member] | Accounts Payable [Member]
Related Party Transactions [Abstract]
Due from related parties	128	0
4C and Other Companies Controlled by Rothberg Family [Member] | Termination of ARTSA [Member]
Related Party Transactions [Abstract]
Related party expenses	700
Other Companies Controlled by Rothberg Family [Member] | Payments Made to Third Parties on Behalf of the Company Under ARTSA [Member] | Accounts Payable [Member]
Related Party Transactions [Abstract]
Due to related parties	17	28
Other Companies Controlled by Rothberg Family [Member] | Payments Made to Third Parties on Behalf of Other Entities Under ARTSA [Member] | Prepaid Expenses and Other Current Assets [Member]
Related Party Transactions [Abstract]
Due from related parties	15	69
PEI [Member] | Binders Collaboration [Member]
Related Party Transactions [Abstract]
Payments to related party	0
President and Chief Operating Officer and Other Company Employees [Member] | Promissory Notes [Member]
Related Party Transactions [Abstract]
Due from related parties	0	$ 150
Dr. Rothberg [Member] | Executive Chairman Agreement [Member]
Related Party Transactions [Abstract]
Payments to related party	139
Annual amount of transaction with related party	$ 400